Cover	Nov. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2022
Entity File Number	000-51277
Entity Registrant Name	GRANITE FALLS ENERGY, LLC
Entity Central Index Key	0001181749
Entity Tax Identification Number	41-1997390
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	15045 Highway 23 SE
Entity Address, City or Town	Granite Falls
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	56241-0216
City Area Code	320
Local Phone Number	564-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false